Consolidated Balance Sheets In Thousands, unless otherwise specified	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 Common Class A CNY	Dec. 31, 2010 Common Class A CNY	Dec. 31, 2010 Common Class B CNY	Dec. 31, 2011 United States of America, Dollars USD ($)	Dec. 31, 2011 United States of America, Dollars Common Class A USD ($)
Current assets:
Cash and cash equivalents	235,450	520,647				$ 37,409
Cash in bank-time deposits		120,000
Restricted cash	10,997	32,498				1,747
Accounts receivable, net	97,090	50,599				15,426
Loans receivable, net	37,511	12,732				5,960
Amounts due from related parties	71	1,710				11
Prepaid expenses and other current assets	37,369	55,096				5,937
Total current assets	418,488	793,282				66,490
Non-current assets:
Equity investments	10,595	6,210				1,683
Property and equipment, net	62,513	78,330				9,932
Intangible assets, net	95,827	34,888				15,225
Goodwill	114,698	16,607				18,224
Other non-current assets	22,941	29,225				3,645
Total assets	725,062	958,542				115,199
Current liabilities:
Accounts payable	11,220	17,397				1,783
Accrued expenses and other current liabilities	150,502	163,036				23,910
Amounts due to related parties	266	261				42
Deferred revenue	7,773	9,032				1,235
Total current liabilities	169,761	189,726				26,970
Long-term deposits payable	12,180	13,316				1,935
Contingent consideration payable	44,227					7,027
Deferred tax liabilities	17,543	1,803				2,787
Total liabilities	243,711	204,845				38,719
Redeemable non-controlling interest	66,181					10,515
Commitments and contingencies (Note 23)
Shareholders' equity:
Ordinary shares			4,939	4,533	550		785
Treasury stock (US$0.001 par value, 14,477 and 8,002 Class A ordinary shares repurchased, as of December 31,2010 and 2011, respectively, nil and 22,479 Class A ordinary shares cancelled as of December 31, 2010 and 2011, respectively)		(25,824)
Additional paid-in capital	1,033,892	1,072,079				164,269
Statutory reserves	5,595	5,595				889
Accumulated deficit	(638,380)	(301,865)				(101,428)
Total IFM Investments Limited shareholders' equity	406,046	755,068				64,515
Non-controlling interests	9,124	(1,371)				1,450
Total shareholders' equity	415,170	753,697				65,965
Total liabilities, redeemable non-controlling interest and shareholders' equity	725,062	958,542				$ 115,199